Private Placement - Additional Information (Detail) - USD ($)		3 Months Ended	5 Months Ended
	Oct. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 29, 2020
Private Placement [Line Items]
Purchase price	$ 10.00	$ 11.50	$ 11.50
Aggregate purchase price, amount			$ 8,400,000
Warrants per share price				$ 0.82
Public warrant description		Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 8).	Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant ("Public Warrant"). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 9).
Private Placement [Member]
Private Placement [Line Items]
Aggregate purchase price, shares (in Shares)	2,000,000
Purchase price	$ 10.00
Warrants per share price	$ 1.50	$ 1.50	$ 1.50
Additional number of warrants sold, shares	266,667
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate purchase price, shares (in Shares)		5,333,333	5,333,333
Purchase price		$ 1.50	$ 1.50
Aggregate purchase price, amount	$ 400,000	$ 8,000,000	$ 8,000,000
Warrants per share price	$ 1.50
Additional number of warrants sold, shares	266,667
Public warrant description	Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 9).